Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
Note 13 — Equity

Common Stock

Our common stock has a par value of $.0001 per share. On June 9, 2014, the Company’s shareholders approved an amendment to the Company’s Certificate of Incorporation to increase the number of authorized shares of all classes of capital stock from 215,000,000 shares to 440,000,000 shares, and the authorized number of common stock from 200,000,000 shares to 425,000,000 shares. Common stock is subordinate to Series A, B, C, and D Convertible Preferred stock. Each share of common stock represents the right to one vote, and common stockholders are entitled to receive dividends as may be declared by the Board of Directors. No dividends were declared or paid on our common stock in 2014 and 2013.

2014 Private Placement. In March 2014 we raised $2.0 million from the private placement of 3,846,154 shares of common stock (at a price of $0.52 per share) and five-year stock purchase warrants to purchase 2,884,615 shares of common stock at $0.52 per share. As a result of certain non-standard anti-dilution provisions and cash settlement features contained in the warrants, we classified the detachable stock purchase warrants as derivative liabilities, initially at their estimated relative fair value of approximately $1.1 million. We re-measure the warrants to fair value at each balance sheet date. Issuance costs, in the form of warrants and fees, were valued at approximately $136,000 and were recorded to additional paid-in-capital.

2014 Issuance to Deerfield. In June 2014, we issued 2,709,677 shares of our common stock (with a value of $1.1 million) to Deerfield in satisfaction of certain transaction fees.

2014 Issuance to former Aldagen Shareholders. In November 2014, we amended and settled our contingent consideration obligations from our 2012 acquisition of Aldagen by issuing 1,270,000 shares of our common stock.

2014 and 2013 Issuances to Lincoln Park. In February 2013, we entered into a purchase agreement and a registration rights agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”). Under the terms and subject to the conditions of the agreements, the Company has the right to sell to and Lincoln Park is obligated to purchase up to $15 million in shares of the Company’s common stock, subject to certain limitations, from time to time, over the 30-month period commencing on the date that a registration statement is declared effective by the SEC. The Company may direct Lincoln Park every other business day, at its sole discretion and subject to certain conditions, to purchase up to 150,000 shares of common stock in regular purchases, increasing to amounts of up to 200,000 shares depending upon the closing sale price of the common stock. In addition, the Company may direct Lincoln Park to purchase additional amounts as accelerated purchases if on the date of a regular purchase the closing sale price of the common stock is not below $1.00 per share. The purchase price of shares of common stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales (or over a period of up to 12 business days leading up to such time), but in no event will shares be sold under this arrangement on a day the common stock closing price is less than the floor price of $0.45 per share, subject to adjustment. The Company’s sales of shares of common stock under the agreements are limited to no more than the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of the Common Stock.

To date, we have issued 5,250,000 shares to Lincoln Park (raising approximately $2.4 million in gross proceeds) with up to 4,750,000 shares or $12.6 million in shares still available for issuance under this arrangement. In addition to those shares, the Company issued to Lincoln Park 375,000 shares of common stock, and is required to issue up to 375,000 additional shares of common stock, in satisfaction of certain transaction fees. To date we have issued 59,126 shares of common stock in satisfaction of those certain transaction fees. This arrangement expires January 17, 2015.

2013 Public Offering. In February 2013, the Company issued 9,090,911 shares of the common stock and five-year stock purchase warrants to purchase an additional 6,363,638 shares of common stock (raising $5.0 million or gross proceeds). The purchase price paid by investors was $0.55 for each unit. Each warrant is immediately exercisable at $0.75 per share on or after February 22, 2013 and is subject to transfer restrictions, including among others, compliance with the state securities laws. The warrants are classified in equity.

In connection with the offering, the Company and the Maryland Venture Fund (Maryland Department of Business and Economic Development) executed an agreement which requires the Company to repurchase MVF’s investment, at MVF’s option, upon certain events outside of the Company’s control. The common stock issued to MVF is classified as “contingently redeemable common shares” in the accompanying consolidated balance sheets.

The Company paid $402,000 in cash transaction fees to its placement agent, and granted to the placement agent stock purchase warrants to purchase 136,364 shares of common stock. The warrants have the same terms as the investor warrants in this offering, except that the exercise price will be 120% of the exercise price of the investor warrants and may also be exercised on a cashless basis. We also provided the purchasers certain registrations rights.

2013 Release of the Worden Security Interest in the Licensed Patents. In February 2013, the Company and Charles E. Worden Sr., an individual holder of security interest in patents pursuant to the Substitute Royalty Agreement, dated November 4, 2001 amended that agreement (the “SRA Amendment”) for the purposes of terminating and releasing the security interest and the reversionary interest under the terms of the SRA in exchange for the following consideration: (i) a one-time cash payment of $500,000 (to replace all future minimum monthly royalty payments), (ii) issuance of 250,000 shares of the Company’s common stock (the “Worden Shares”), and (iii) grant of the right to acquire up to 250,000 shares of the Company’s common stock pursuant to a seven-year stock purchase warrant with the exercise price of $0.70 per share. In addition, Mr. Worden’s future annual royalty stream limitation was increased from $600,000 to $625,000. The exercise price and the number of shares issuable upon exercise of the warrant is subject to standard anti-dilution provisions, and contain provisions that are customary for the instruments of this nature, including, among others, a cashless exercise provision. The warrants are classified as equity.

2013 JP Nevada Trust Note Amendment. In February 2013, the Company amended its note with JP’s Nevada Trust (the “JP Trust Note”) to subordinate the lender’s security interest under the JP Trust Note to that of MidCap. In exchange the Company agreed to (i) extend the maturity date of the JP Trust Note to November 19, 2016 and (ii) expand the lender’s second lien security interest to include the assets of the Company and Aldagen. The parties also agreed to amend the vesting schedule on the lender’s warrants such that the remaining 250,000 warrant shares are exercisable immediately. Finally, the Company agreed to issue the lender a new warrant to purchase up to 266,666 shares at an exercise price of $0.70 per share vesting as follows: (i) 133,333 shares may be exercised only if the JP Trust Note has not been paid by the fourth anniversary of its issuance, and (ii) the remaining 133,333 shares may be exercised only if the JP Trust Note has not been paid by the fifth anniversary of its issuance.

The Company’s payment obligations with respect to $1.4 million of the JP Trust Note were guaranteed by certain insiders, affiliates, and shareholders of the Company, including David E. Jorden, then Chairman of the Board (the “Guarantors”). In connection with the JP Trust Note amendment, the Company also: (i) approved amendments to the warrant vesting schedule on the Guarantors’ warrants (including those held by Mr. Jorden) issued by the Company in April 2011 such that the remaining 500,000 warrant shares are exercisable immediately and (ii) granted the right to the Guarantors to acquire up to 533,334 shares of the Company’s common stock pursuant to warrants at the exercise price of $0.70 per share, vesting as follows: (i) 266,667 warrant shares may be exercised only if the JP Trust Note has not been prepaid by the fourth anniversary of its issuance, and (ii) the remaining 266,667 shares may be exercised only if the JP Trust Note has not been paid by the fifth anniversary of its issuance (including 107,143 of the previously issued warrants held by Mr. Jorden, which will now vest immediately, and (i) 57,143 of his warrant shares may be exercised only if the JP Trust Note has not been paid by the fourth anniversary of its issuance, and (ii) the remaining 57,143 shares may be exercised only if the JP Trust Note has not been paid by the fifth anniversary of its issuance).

2013 JMJ Financial Note Amendment and Subordination. In February 2013, the Company amended its notes with JMJ Financial (the “JMJ Notes”), to subordinate JMJ’s rights and remedies under the JMJ Note to that of MidCap. In exchange, the Company extended the maturity date of the JMJ Notes to the later of (i) three years from the effective date of such notes or (ii) the date that is one business day following the date the MidCap loan is paid in full. In addition, JMJ converted $100,000 of the outstanding balance on one of the JMJ Notes into shares of the Company’s common stock and the Company remitted a payment in the amount of $370,000 to partially satisfy one of the JMJ Notes.

Stock Purchase Warrants

The Company had the following stock purchase warrants outstanding at December 31:

Outstanding
12/31/14	12/31/13	Exercise Price	Expiration	Classification
-	200,000	$1.50	February-14	Equity
-	800,000	$0.70	June-14	Equity
-	1,180,547	$1.42	December-14	Equity
-	2,115,596	$1.42	December-14	Equity
1,070,916	1,070,916	$0.51	February-15	Equity
325,000	325,000	$1.25	February-15	Equity
325,000	325,000	$1.50	February-15	Equity
325,000	325,000	$1.75	February-15	Equity
1,295,138	1,295,138	$0.54	April-15	Equity
100,000	100,000	$0.37	October-15	Equity
1,488,839	1,488,839	$0.60	April-16	Equity
916,665	916,665	$0.50	April-16	Equity
20,000	-	$0.40	June-16	Equity
136,364	136,364	$0.66	February-18	Equity
6,363,638	6,363,638	$0.75	February-18	Equity
5,047,461	5,047,461	$0.65	December-18	Equity*
232,964	-	$0.65	December-18	Equity
2,884,615	-	$0.52	March-19	Liability
1,474,615	-	$0.52	March-19	Liability
3,525,000	-	$0.52	June-19	Liability
1,079,137	1,079,137	$0.70	February-20	Equity
250,000	250,000	$0.70	February-20	Equity
25,115,384	-	$0.52	March-21	Liability
67,500,000	-	$0.52	June-21	Liability
119,475,736	23,019,301

* These warrants were reclassified to additional paid-in capital as a result of the expiration of non-standard anti-dilution clauses contained within the warrants.

Certain of the above warrants were issued to consultants in exchange for services provided (see “stock-based compensation” below).

Stock -Based Compensation

The Company’s 2002 Long Term Incentive Plan (“LTIP”) and 2013 Equity Incentive Plan (“EIP” and, together with the LTIP, the “Plans”) permit the awards of stock options, stock appreciation rights, restricted stock, phantom stock, performance units, dividend equivalents and other stock-based awards to employees, directors and consultants. We are authorized to issue up to 10,500,000 shares of common stock under the LTIP and up to 18,000,000 shares under the EIP (as approved by our shareholders on June 9, 2014). At December 31, 2014, 2,416,721 and 11,345,852 shares were available to be issued under the LTIP and EIP, respectively.

To date, the Company has only issued stock options under the Plans. Stock option terms are determined by the Board of Directors for each option grant, and generally vest immediately upon grant or over a period of time ranging up to four years, are exercisable in whole or installments, and expire no longer than ten years from the date of grant. A summary of stock option activity under the Plans as of December 31, 2014, and changes during 2014, is presented below:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Stock Options	Shares	Price	Term	Value

Outstanding at January 1, 2014	8,520,816	$1.19
Granted	8,462,248	$0.55
Exercised	0	—
Forfeited or expired	(2,777,439)	$1.25
Outstanding at December 31, 2014	14,205,625	$0.80	7.2	$2,000
Exercisable at December 31, 2014	7,298,305	$1.05	5.3	$2,000

The weighted-average grant-date fair value of stock options granted under the Plans during 2014 and 2013 was $0.40 and $0.45, respectively. We granted  8,462,248 and  1,038,000 stock options during 2014 and 2013, respectively; the fair value of stock options granted and vested during 2014 and 2013 was approximately $1,037,000 and $712,000, respectively. No stock options were exercised during 2014 and 2013. As of December 31, 2014, there was approximately $2,400,000 of total unrecognized compensation cost related to non-vested stock options, and that cost is expected to be recognized over a weighted-average period of 2.9 years.   The following table summarizes information about stock options outstanding as of December 31, 2014:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
Range of	Number of	Average	Average		Average
Exercise	Outstanding	Remaining	Exercise	Number	Exercise
Prices	Shares	Contract Life	Price	Exercisable	Price

$0.30 - $0.50	3,049,748	8.11	$0.41	954,164	$0.43
$0.51 - $0.75	7,721,900	8.40	$0.60	2,932,999	$0.60
$0.76 - $1.25	805,000	5.40	$0.95	805,000	$0.95
$1.26 - $1.75	1,733,477	3.91	$1.42	1,732,477	$1.42
$1.76 - $2.75	825,500	2.42	$2.32	803,665	$2.32
$2.76 - $4.50	0	0.00	—	0	—
$4.51 - $6.00	70,000	1.03	$5.20	70,000	$5.20

Additionally, the Company has issued certain stock purchase warrants in exchange for the performance of services, not covered by the Plans. A summary of service provider warrant activity as of December 31, 2014, and changes during 2014, is presented below:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Warrants to Service Providers	Shares	Price	Term	Value

Outstanding at January 1, 2014	1,661,364	$1.24	1.9
Granted	20,000	$0.40
Exercised	0	—
Forfeited or expired	(200,000)	$1.50
Outstanding at December 31, 2014	1,481,364	$1.20	1.3	$0
Exercisable at December 31, 2014	1,471,364	$1.20	1.3	$0

There were 486,364 such warrants granted in 2013, and there were no exercises in 2013.  The following table summarizes information about these warrants outstanding as of December 31, 2014:

	Warrants Outstanding			Warrants Exercisable
		Weighted	Weighted		Weighted
Range of	Number of	Average	Average		Average
Exercise	Outstanding	Remaining	Exercise	Number	Exercise
Prices	Shares	Contract Life	Price	Exercisable	Price
$0.30 - $0.50	120,000	0.9	$0.38	110,000	$0.37
$0.51 - $0.75	386,364	4.4	$0.69	386,364	$0.69
$0.76 - $1.25	325,000	0.1	$1.25	325,000	$1.25
$1.26 - $1.75	650,000	0.1	$1.63	650,000	$1.63

As of December 31, 2014, there was approximately $1,000 of total unrecognized compensation cost related to these warrants, which is expected to be recognized over a weighted-average period of 0.5 years.

The Company has recorded stock-based compensation expense as follows:

	Year Ended December 31
Stock-Based Expense	2014	2013
Awards under the 2002 LTIP and 2013 EIP	1,269,150	679,550
Awards outside the equity-based plans	10,145	38,313
	$1,279,295	$717,863
Included in Statements of Operations caption as follows:
Salaries and wages	$1,154,767	$564,737
Consulting expense	10,145	16,278
General and administrative	114,383	136,848
	$1,279,295	$717,863